BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

5.    BUSINESS COMBINATION

Acquisition of The Multi Group

On July 17, 2017 (“the acquisition date”), the Company acquired 93.0% equity interest of the Multi Group (“TMG”) through BIT Mining Limited for a total consideration of approximately EUR49.8 million. The Multi Group engages in operating Multilotto.com (“Multilotto”) which is considered one of the top online lottery betting and online casino platforms in the Nordic countries where it holds substantial market share.

As of July 17, 2017, the Group settled payment of EUR49,754 cash consideration for the acquisition.

5.    BUSINESS COMBINATION (continued)

Acquisition of The Multi Group (continued)

In accordance with the acquisition agreement, the Group is obligated to purchase the remaining 7% equity interest of the Multi Group at the option of the non-controlling shareholder, which is outside the control of the Group (upon the occurrence of an event that is not solely within the control of the issuer). As such, the non-controlling interest relating to this portion of put options was presented as redeemable non-controlling interest in mezzanine equity and be initially measured at its fair value in accordance with ASC 480-10-S99-3A.

The fair value of redeemable non-controlling interest was initially recorded as the value assessed by the third-party appraiser on the acquisition day. As of the acquisition date, the fair value of the 7% non-controlling interest in the Multi Group is estimated to be EUR2,915. The fair value of the non-controlling interest was estimated using the Income Approach. As the Multi Group was a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) internal rate of return of 16%; (b) a long-term sustainable growth rate of 2%; (c)adjustment of risk premium of 3%; and (d) financial multiples of companies in the same industry as the Multi Group.

The redeemable non-controlling interest was subsequently adjusted by recording ASC 810-10 attribution based on the earnings or losses of the investment allocable to the non-controlling interest. On January 1, 2019, the Company received the repurchase notice from the non-controlling interest shareholder, which requested the Company to repurchase all of the 7% shares at a total amount of EUR3,745. As of December 31, 2018, it is determined that the non-controlling interest will probably become redeemable and the redemption amount will be higher than the carrying amount after ASC 810-10 attribution adjustment. The Company subsequently recognized the changes in the redemption value immediately and adjusted the carrying amount of the redeemable non-controlling interest to equal the redemption amount of EUR3,745 as of December 31, 2018. The excess amount of redemption amount in excess of fair value as of December 31, 2018 was treated as being akin to a dividend (in accordance with footnote 17 of ASC 480-10-S99-3A), which was recorded into Retained earnings (APIC in absence of Retained earnings). For the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment, it is accounted for as equity transactions and classified this portion into APIC based on the guidance in ASC 480-10-S99-3A.

The fair value of redeemable non-controlling interest was assessed by the third-party appraiser on December 31, 2018. As of December 31, 2018, the fair value of the 7% non-controlling interest in the Multi Group is estimated to be EUR2,504. The fair value of the non-controlling interest was estimated using the Income Approach. As the Multi Group was a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) internal rate of return of 17.5%; (b) a long-term sustainable growth rate of 2%; (c)adjustment of risk premium of 5.5%; and (d) financial multiples of companies in the same industry as the Multi Group.

On April 10, 2020, the Company reached a settlement agreement to purchase the 7% equity interest in TMG held by Helmet at a final redemption price of EUR1,900 and the final redemption price was fully paid on April 20, 2020. The Group adjusted the carrying amount of the 7% redeemable non-controlling interest to the final redemption amount of EUR1,900 as of December 31, 2019.

5.    BUSINESS COMBINATION (continued)

Acquisition of The Multi Group (continued)

Accordingly, the carrying value of the non-controlling interest as of 2018, 2019 and 2020 is stated as follows:

	EUR	RMB	US$

Redeemable noncontrolling interest as of December 31, 2017	2,845	22,052

Total comprehensive loss attributable to non-controlling interest in 2018	(413)	(3,223)

Adjustment to redemption value in 2018*	1,313	10,559
Redeemable non-controlling interest as of December 31, 2018	3,745	29,388

Adjustment to redemption value in 2019**	(1,845)	(14,539)	—
Redeemable non-controlling interest as of December 31, 2019	1,900	14,849
Purchase of 7% redeemable non-controlling interest in 2020	(1,900)	(14,849)	(2,276)
Redeemable non-controlling interest as of December 31, 2020	—	—	—

*     Adjustment to redemption value in 2018 including two portions: 1) the excess amount of redemption amount in excess of fair value as of December 31, 2018, 2) the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment. The fair value as of December 31, 2018 was evaluated by third party appraiser on December 31, 2018. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8473 RMB on December 31, 2018.

**   Adjustment to redemption value in 2019 was adjusted according to settlement agreement to purchase the 7% equity interest in TMG held by Helmet at a final redemption price of EUR1,900. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8155 RMB on December 31, 2019.

Goodwill, which is not tax deductible, is primarily attributable to the excess of the consideration and fair value of non-controlling interest over the fair value of the net identifiable assets of the acquiree and is related to synergies expected to be achieved from the acquisition.

Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

License	10.0	years
Brand name	10.0	years
Software	5.0	years

As of December 31, 2019, the fair value of the equity value including goodwill and the acquired intangible assets of the Multi Group that was assessed by the third-party appraiser are estimated to be nil. The fair value of the equity value including goodwill and the acquired intangible assets were estimated using the Income Approach. As the Multi Group was a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) internal rate of return of 17.5%; (b) a long-term sustainable growth rate of 2%; (c) adjustment of risk premium of 5.5%; and (d) financial multiples of companies in the same industry as the Multi Group. For the difference between fair value and the carrying amount, the Group recognized an impairment loss of RMB129,752 for goodwill and RMB181,845 for acquired intangible assets for the year ended December 31, 2019.

5.    BUSINESS COMBINATION (continued)

Acquisition of The Multi Group (continued)

Since the acquisition date, the Multi Group contributed revenues of RMB105,511 (EUR13,507), RMB35,596 (EUR 4,612) and RMB14,929 (EUR 1,888) to the Group for the year ended 2018, 2019 and 2020, respectively, and contributed net loss of RMB18,050 (EUR2,311), RMB23,185 (EUR3,004) and RMB8,590 (EUR1,086) to the Group for the years ended 2018, 2019 and 2020, respectively.